UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
					[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Chicago Asset Management Company
Address:	70 West Madison Street
		56th Floor
		Chicago, IL  60602

13F File Number:  28-1560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Donna L. Minnich
Title:	Executive Vice President
Phone:	312-372-2800
Signature, Place, and Date of Signing:

	Donna L. Minnich		Chicago, Illinois		January 21, 2000

Report Type (Check only one.):
[ X	]	13F HOLDINGS REPORT.
[	]	13F NOTICE.
[	]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$938,820



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP                   Com              001957109    35335   695400 SH       SOLE                   550000            145400
ABBOTT LABS                    Com              002824100    11500   316700 SH       SOLE                   251700             65000
AETNA LIFE & CAS CO            Com              008117103    29913   535950 SH       SOLE                   424650            111300
ALLSTATE CORP.                 Com              020002101    33757  1402900 SH       SOLE                  1103900            299000
BANK OF AMERICA CORP           Com              060505104    30970   617089 SH       SOLE                   488733            128356
BANK ONE CORP                  Com              06423A103    30805   962655 SH       SOLE                   763511            199144
BELL ATLANTIC CORP COM         Com              077853109    30298   492150 SH       SOLE                   389150            103000
CHUBB CORP                     Com              171232101    37575   667250 SH       SOLE                   529550            137700
COLUMBIA HCA HEALTHCARE CORP   Com              197677107    26276   896425 SH       SOLE                   710225            186200
CONOCO INC - CLASS B           Com              208251405    33004  1326800 SH       SOLE                  1050600            276200
CROWN CORK & SEAL INC COM      Com              228255105    24020  1073500 SH       SOLE                   855300            218200
DAIMLERCHRYSLER AG             Com              D1668R123    34313   439904 SH       SOLE                   349571             90333
DELUXE CORP                    Com              248019101    26828   977800 SH       SOLE                   774300            203500
DOW CHEM CO                    Com              260543103    33901   253700 SH       SOLE                   200600             53100
DU PONT E I DE NEMOUR          Com              263534109      231     3500 SH       SOLE                     3500
DUKE POWER                     Com              264399106    20521   409400 SH       SOLE                   323300             86100
EASTMAN KODAK CO               Com              277461109    32409   489200 SH       SOLE                   388400            100800
FIRST UNION CORP               Com              337358105    30214   917300 SH       SOLE                   726900            190400
GENERAL ELECTRIC CO            Com              369604103      464     3000 SH       SOLE                     3000
GENERAL MILLS INC              Com              370334104      200     5600 SH       SOLE                     5600
GENERAL MOTORS CORP            Com              370442105    39518   543675 SH       SOLE                   432075            111600
GOODYEAR TIRE & RUBBER         Com              382550101    17526   624550 SH       SOLE                   493450            131100
HEINZ H J CO                   Com              423074103    26929   676400 SH       SOLE                   534900            141500
HEWLETT PACKARD CO             Com              428236103      262     2300 SH       SOLE                     2300
IBM                            Com              459200101    38344   355450 SH       SOLE                   281650             73800
INTERNATIONAL PAPER            Com              460146103    22750   403100 SH       SOLE                   319000             84100
MINNESOTA MNG & MFG CO         Com              604059105      206     2100 SH       SOLE                     2100
MOTOROLA INC                   Com              620076109    13554    92050 SH       SOLE                    72550             19500
NEWMONT MINING CORP            Com              651639106    32836  1340250 SH       SOLE                  1062350            277900
PACTIV CORPORATION             Com              695257105    13399  1261050 SH       SOLE                   995650            265400
PHARMACIA & UPJOHN             Com              716941109    29341   652020 SH       SOLE                   516200            135820
RAYTHEON CO-CLASS A            Com              755111309    25488  1027238 SH       SOLE                   811208            216030
SCHLUMBERGER LTD               Com              806857108    23926   426300 SH       SOLE                   338200             88100
SEARS ROEBUCK & CO             Com              812387108    27502   905400 SH       SOLE                   717700            187700
SUNOCO INC COM                 Com              86764P109    29192  1242200 SH       SOLE                   983800            258400
TRANSOCEAN SEDCO FOREX INC.    Com              G90078109     2780    82532 SH       SOLE                    65476             17056
UNITED HEALTHCARE CORP         Com              910581107    32068   603625 SH       SOLE                   477425            126200
WEYERHAEUSER CO                Com              962166104    30842   429475 SH       SOLE                   339675             89800
XEROX CORP                     Com              984121103    29823  1314525 SH       SOLE                  1038825            275700